Equity - Other reserve (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Equity
Legal reserve	€ 279	€ 279	€ 279
Other reserves	2,060	2,010	1,987
Equity-settled share-based payment expense	332	47	72
Other comprehensive income (loss)	(11,474)	(9,682)	(10,606)
Other Reserves	€ (8,803)	€ (7,346)	€ (8,268)